Other Assets	12 Months Ended
Dec. 31, 2020
Other Assets
Other Assets

Note 10 — Other Assets

Other Assets consists of the following as of December 31, 2020 and 2019:

	2020	2019
Other Current Assets:
Lease receivable, net	$36	$13
Deferred acquisition costs	72	32
Prepaid expenses	679	189
Stock issuance costs	5,892	—
Total Other Current Assets	$6,679	$234
Other Assets:
Lease receivable, net	$16	$38
Deferred acquisition costs	48	50
Security deposits	235	255
Total Other Assets	$299	$343

Stock issuance costs consist of legal, accounting, underwriting fees and other costs that are directly related to the Acamar Partners Acquisition Corp. Merger. Stock issuance costs amounting to approximately $5,892 as of December 31, 2020 will be charged to shareholder’s equity upon completion of the merger. See Note 23 — Subsequent Events for additional information on the merger.

The following table summarizes deferred acquisition costs that the Company has deferred and is amortizing over the effective term of the related contracts as of December 31, 2020 and 2019:

	2020	2019
Beginning	$82	$22
Written	173	93
Amortized	(135)	(33)
Ending	120	82
Less: current portion	72	32
Non-current	48	50
Total Deferred Acquisition Costs	$120	$82